Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Current income tax expense:
Federal	$ 64,407	$ 48,896	$ 60,575
State	13,358	10,843	11,990
Foreign	2,490	3,497	3,319
Total current income tax expense	80,255	63,236	75,884
Deferred income tax (benefit) expense:
Federal	(19,647)	21,842	11,674
State	(3,064)	704	2,156
Foreign	141	(15)	(96)
Total deferred income tax (benefit) expense	(22,570)	22,531	13,734
Provision for income taxes	$ 57,685	$ 85,767	$ 89,618